Deferred taxes and contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total deferred tax assets	R$ 2,068,224	R$ 1,723,253	R$ 1,411,788
Total deferred tax liabilities	(5,198,132)	(4,385,144)	(1,313,712)
Deferred tax assets (liabilities), net	(3,129,908)	(2,661,891)	98,076
Tax Provision [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	653,628	839,864
Pension Obligations G 1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	125,200	125,198	135,231
Donations [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	40,764	43,321	45,140
Allowance For Doubtful Accounts [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	116,431	177,271	182,519
Allowance For Losses On Other Accounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	54,426	50,515	54,905
Allowance For Inventory Losses [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	121,591	127,840	74,939
Allowance For Losses On Works And Projects [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	10,554	57,606	1,839
Allowance For Losses On Write Off Of Assets [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	46,790	42,812	8,930
Performance Agreements [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	81,143	74,670	62,517
P V A Accounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	89,073	100,913	102,216
Loss Hedge [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets		4,302
Derivative Financial Instruments Profit Loss [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	204,190	3,297
Deferred P I S Cofins [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	432,777
Deferred Taxes Other [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	91,657	75,644	77,421
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(290,128)	(314,641)	(329,060)
Capitalization Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(526,275)	(461,362)	(465,510)
Profit On Supply Government Entities [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(573,921)	(334,477)	(348,514)
Financial Asset [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(3,681,433)	(3,111,446)
Actuarial Gain Loss G 1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(91,262)	(125,096)	(121,425)
Construction Margin [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(35,113)	(37,842)	(40,579)
Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities		R$ (280)	R$ (8,624)